Note 9: Warrants Issuance: Summary of warrant activity (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Summary of warrant activity

Below is a summary of warrant activity for the three months ended March 31, 2013:

	Number Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Weighted Average Grant Date Fair Value Per Share
Outstanding at December 31, 2013	0			0
Granted	1,167,500	$.10	1	$0.05
Exercised	---	---	---	---
Expired or Cancelled	---	---	---	---
Outstanding at March 31, 2013	1,167,500	$.10	1	$0.05